Loans	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Loans

NOTE 4 - LOANS

Loans at year-end were as follows:

	2019	2018
Commercial and Agriculture	$203,110	$177,101
Commercial Real Estate - owner occupied	245,606	210,121
Commercial Real Estate - non-owner occupied	592,222	523,598
Residential Real Estate	463,032	457,850
Real Estate Construction	155,825	135,195
Farm Real Estate	34,114	38,513
Consumer and Other	15,061	19,563
Total Loans	1,708,970	1,561,941
Allowance for loan losses	(14,767)	(13,679)
Net loans	$1,694,203	$1,548,262

Included in total loans above are deferred loan fees of $488 and $389 at December 31, 2019 and 2018, respectively.

NOTE 4 – LOANS (Continued)

Loans to principal officers, directors, and their affiliates at year-end 2019 and 2018 were as follows:

	2019	2018
Balance - Beginning of year	$8,722	$14,002
New loans and advances	3,057	3,308
Repayments	(2,574)	(2,324)
Effect of changes to related parties	704	(6,264)
Balance - End of year	$9,909	$8,722